Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

Note 9 FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and liabilities that are measured on a recurring basis as of March 31, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measurements Using Inputs Considered as:
March 31, 2023	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$311	$302	$9	$-
Total liabilities	$311	$302	$9	$-

	Fair Value Measurements Using Inputs Considered as:
December 31, 2022	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$311	$302	$9	$-
Total liabilities	$311	$302	$9	$-

Warrant Liability

The Public Warrants and Private Placement Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liability on the Company’s balance sheet. The warrant liability is measured at fair value on a recurring basis, with any changes, if applicable, in the fair value presented as change in fair value of warrant liability in the Company’s statement of operations. The measurement of the Public Warrants is classified as Level 1 due to the use of an observable market quote in an active market under ticker FOXO-WT. As the transfer of the Private Placement Warrants to anyone outside of a small group of individuals who are permitted transferees would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant, with an insignificant adjustment for short-term marketability restrictions. As such, the Private Placement Warrants are classified as Level 2.

Bridge Debentures

The Company elected the fair value option on both the 2021 and 2022 Bridge Debentures that converted to shares of FOXO Class A Common Stock as part of the Business Combination. Changes in the Company’s prior fair value measurements are recorded as non-cash change in fair value of convertible debentures in the consolidated statements of operations.

Note 11 FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and liabilities that are measured on a recurring basis as of December 31, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measurements Using Inputs Considered as:
December 31, 2022	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$311	$302	$9	$-
Total liabilities	$311	$302	$9	$-

	Fair Value Measurements Using Inputs Considered as:
December 31, 2021	Fair Value	Level 1	Level 2	Level 3
Liabilities:
2021 Bridge Debentures	$32,203	$-	$-	$32,203
Total liabilities	$32,203	$-	$-	$32,203

Warrant Liability

The Public Warrants and Private Placement Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liability on the Company’s balance sheet. The warrant liability is measured at fair value on the date of the Closing and on a recurring basis, with any changes in the fair value presented as change in fair value of warrant liability in the Company’s statement of operations.

Measurement at Closing and Subsequent Measurement

The Company established the fair value for the Public and Private Placement Warrants on the date of the Closing, and subsequent fair value as of each reporting period. The measurement of the Public Warrants is classified as Level 1 due to the use of an observable market quote in an active market under ticker FOXO-WT. As the transfer of the Private Placement Warrants to anyone outside of a small group of individuals who are permitted transferees would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant, with an insignificant adjustment for short-term marketability restrictions. As such, the Private Placement Warrants are classified as Level 2.

Bridge Debentures

The Company elected the fair value option to account for both the 2021 Bridge Debentures and 2022 Bridge Debentures (collectively, the “Bridge Debentures”). The Bridge Debentures are measured at fair value on a recurring basis given the Company’s election of the fair value option for measuring such liabilities. The fair value of the Bridge Debentures is determined based on significant unobservable inputs including the likelihood of voluntary or mandatory conversion, and the estimated date at which conversion will take place, which causes them to be classified as a Level 3 measurement within the fair value hierarchy. The recorded fair value of the Bridge Debentures and the non-cash change in fair value recorded in the consolidated statements of operations could change materially if differing inputs and assumptions were to be utilized. However, the valuations used assumptions and estimates the Company believes would be made by a market participant in making the same valuations as of the issuance date and each subsequent reporting period.

The Company elected the fair value option to better depict the ultimate liability associated with the Bridge Debentures, including all features and embedded derivatives in the Securities Purchase Agreements. The Bridge Debentures accounted for under the fair value option election represented debt host financial instruments containing certain embedded features that would otherwise be required to be bifurcated from the debt host and recognized as separate derivative liabilities subject to initial and subsequent periodic fair value measurement in accordance with U.S. GAAP. When the fair value option election is applied to financial liabilities, bifurcation of embedded derivatives is not required, and the financial liability in totality is recorded at its issue-date estimated fair value and then subsequently remeasured at estimated fair value on a recurring basis as of each balance sheet date thereafter. Upon remeasurement, the portion of a change in estimated fair value attributable to a change in instrument-specific credit risk is recognized as a component of other comprehensive income (loss) and the remaining amount of a change in estimated fair value is to be recognized in the consolidated statements of operations. As a result of electing the fair value option, direct costs and fees related to the issuance of the Bridge Debentures were expensed and not deferred.

For all reporting periods during the year ended December 31, 2021, the estimated fair value of the 2021 Bridge Debentures was calculated using a Monte Carlo simulation, which incorporated significant unobservable inputs such as the likelihood of term extension and voluntary or mandatory conversion. Additionally, for December 31, 2021 an implied borrowing rate of 52.0% was used as an input to the fair value measurement. None of the change in fair value for the was deemed to be attributable to instrument-specific credit risk and thus the full amount of such change was recognized in the consolidated statements of operations.

During 2022, prior to conversion, the estimated fair value of the Bridge Debentures was calculated using a probability-weighted expected return model. This change in valuation methodology was driven by the execution of the Merger Agreement on February 24, 2022, which made the ultimate value to holders of the Bridge Debentures upon voluntary or mandatory conversion clearer. Prior to conversion, the Bridge Debentures were recorded at their ultimate fair value based on purchase consideration attributed to the outstanding principal and using a probability-weighted expected return model. At conversion, the Company was able to determine the fair value of both the 2021 Bridge Debentures and 2022 Bridge Debentures based on the completion of the Business Combination. Immediately prior to the Closing of the Business Combination, the 2021 Bridge Debentures and 2022 Bridge Debentures were converted to 6,759,642 and 7,810,509 shares of FOXO Technologies Operating Company Class A common stock, respectively and fair value measurements were no longer performed as the debt was no longer outstanding. For further details on this conversion, stockholders’ equity of the Combined Company, and the Business Combination, refer to Notes 1, 3, 5, and 7. None of the change in estimated fair value of the Bridge Debentures from December 31, 2021 to conversion was deemed to be attributable to instrument-specific credit risk and thus the full amount of such change was recognized in the consolidated statements of operations.

The following tables provide a summary of changes in Level 3 liabilities measured at fair value on a recurring basis:

	2022 Bridge Debentures	2021 Bridge Debentures	Total
Debt Issuance	$-	$10,500	$10,500
Losses included in Net Income	-	21,703	21,703
Balance, December 31, 2021	-	32,203	32,203
Debt Issuance	28,000	-	28,000
Losses included in Net Income	21,543	6,637	28,180
Balance at Conversion	49,543	38,840	88,383
Transfer out	(49,543)	(38,840)	(88,383)
Balance, December 31, 2022	$-	$-	$-